Notes Payable	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Notes
Notes Payable

Note 7: Notes Payable

The Company has three short-term unsecured notes. A $100,000 note with a 6% annual interest rate, dated March 16, 2012. Interest and principal are due on March 15, 2013. Approximately $3,300 interest expense for this note is accrued at September 30, 2012. Another two individual notes for $16,000 and $10,000, dated August 3, 2012 and September 8, 2013, respectively, are due on November 8, 2012. Approximately $153 interest expense for both notes using 6% of imputed annual interest rate is accrued at September 30, 2012.Subsequent to September 30, 2012 both $16,000 and $10,000 notes were converted into the Company’s common stock. See Note 9 for additional information.

Note 12:  Notes Payable

The Company has a short-term unsecured note of $100,000 with a 6% annual interest rate, dated March 16, 2012, which was renewed on March 16, 2013. Principal and accrued interest are due on March 15, 2014.  This note is convertible to 1,000,000 common shares at the conversion price of $0.10 per share after April 11, 2013.

Interest expense for the three and six months period ended March 31, 2013 totaled approximately $1,500 and   $3,000 respectively.